[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

October 26, 2017

VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

RE:	Third Avenue Trust - N-14 Filing

Ladies and Gentlemen:

 On behalf of Third Avenue Trust (the “Trust”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission thereunder, one electronically signed Registration Statement on Form N-14 (the “Registration Statement”).

The Registration Statement relates to the reorganization of Third Avenue International Value Fund into Third Avenue Value Fund, each a series of the Trust.

If you have any questions or require any further information with respect to this filing, please call me at (416) 777-4727 or Michael K. Hoffman at (212) 735-3406.

Best regards,
/s/ Steven Grigoriou
Steven Grigoriou